Note 20 - Fair Value of Financial Instruments and Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Recurring Securities Available for Sale	$ 353,066,166	$ 354,246,904
Fair Value, Measurements, Recurring [Member]
Recurring Securities Available for Sale	353,066,166	354,246,904
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Recurring Securities Available for Sale
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Recurring Securities Available for Sale	348,788,598	346,949,407
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Recurring Securities Available for Sale	4,277,568	7,297,497
Fair Value, Measurements, Nonrecurring [Member]
Impaired Loans	3,351,735	4,875,918
Other Real Estate	1,182,783	2,014,904
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Impaired Loans
Other Real Estate
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired Loans
Other Real Estate
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Impaired Loans	3,351,735	4,875,918
Other Real Estate	1,182,783	2,014,904
US Government Agencies Debt Securities [Member]
Recurring Securities Available for Sale	346,205,172	346,723,419
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Recurring Securities Available for Sale	346,205,172	346,723,419
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Recurring Securities Available for Sale
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Recurring Securities Available for Sale	342,142,079	341,701,288
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Recurring Securities Available for Sale	4,063,093	5,022,131
US States and Political Subdivisions Debt Securities [Member]
Recurring Securities Available for Sale	3,989,109	4,492,826
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Recurring Securities Available for Sale	3,989,109	4,492,826
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Recurring Securities Available for Sale
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Recurring Securities Available for Sale	3,774,634	4,277,460
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Recurring Securities Available for Sale	214,475	215,366
Corporate Debt Securities [Member]
Recurring Securities Available for Sale	2,871,885	2,060,000
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Recurring Securities Available for Sale	2,871,885	2,060,000
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Recurring Securities Available for Sale
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Recurring Securities Available for Sale	2,871,885
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Recurring Securities Available for Sale		2,060,000
Asset-backed Securities [Member]
Recurring Securities Available for Sale		970,659
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Recurring Securities Available for Sale		970,659
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Recurring Securities Available for Sale
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Recurring Securities Available for Sale		970,659
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Recurring Securities Available for Sale